ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)			1 Months Ended				12 Months Ended
	Mar. 05, 2021	Mar. 12, 2012	May 16, 2022	Jan. 27, 2022	Dec. 17, 2021	Nov. 08, 2010	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		102,238,200
Issuance of common stock for donated service		98,984,744
Stockholders' Equity, Reverse Stock Split				1 for 250	1 for 250 (the “Reverse”).
Common Stock, Shares, Outstanding							17,411,217	16,510,563
Common Stock, Shares Authorized							4,500,000,000	4,500,000,000
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							500,000,000
Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							1,000,000
Series A Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	300,000,000
Shares Issued, Price Per Share	$ 0.001
Asset Acquisition, Consideration Transferred	$ 700,000
Nevada LLC [Member]
Restructuring Cost and Reserve [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						102,238,200
WSPVA [Member]
Restructuring Cost and Reserve [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							102,238,200
The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			900,000
Common Stock, Shares, Outstanding			17,411,217
Common Stock, Shares Authorized			4,500,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%				100.00%
Series of Individually Immaterial Business Acquisitions [Member] | Series A Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	90.00%
Series of Individually Immaterial Business Acquisitions [Member] | WSPVA [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
The Catalyst Group Entertainment [Member] | Share Exchange Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%